Property, plant, and equipment, net (Tables)	6 Months Ended
Mar. 31, 2022
Property, plant, and equipment, net
Schedule of property, plant, and equipment, stated at cost less accumulated depreciation

	March 31,	September 30,
	2022	2021
	(unaudited)
Property and buildings	$8,035,523	$7,828,294
Machinery and equipment	7,845,133	7,793,640
Office equipment	122,236	119,107
Vehicles	226,494	132,173
Subtotal	16,229,386	15,873,214
Construction in progress	8,744,787	5,253,930
Less: accumulated depreciation	(7,370,127)	(6,841,587)
Property, plant, and equipment, net	$17,604,046	$14,285,557